STOCK-BASED COMPENSATION - Stock Based Compensation Expense (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation expenses		$ 3,810	$ 9,026
Shares repurchased			$ 24,727
Common Stock
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Shares repurchased (in shares)			11,941,100
Shares repurchased			$ 1
Chief Executive Officer And Certain Eligible Employees | Common Stock
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation expenses	$ 7,254		$ 7,254
Shares repurchased (in dollars per share)	$ 3.9433		$ 3.9433
Shares repurchased	$ 11,159		$ 11,159
Chief Executive Officer | Common Stock
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Shares repurchased (in shares)	2,788,732		2,788,732
Certain Eligible Employees | Common Stock
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Shares repurchased (in shares)	41,100		41,100
Cost of product revenue
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation expenses		133	$ 0
Research and development
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation expenses		1,522	793
Selling, general, and administrative (1)
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation expenses		$ 2,155	$ 8,233